LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Numerator [Abstract]
Net loss attributable to ordinary shareholders	$ (856,132)		$ (674,474)
Denominator [Abstract]
Weighted-average number of shares outstanding-basic (in shares)	519,037,660		464,344,956
Weighted-average number of shares outstanding-diluted (in shares)	519,037,660		464,344,956
Basic (in dollars per share)	$ (1.65)		$ (1.45)
Diluted (in dollars per share)	$ (1.65)		$ (1.45)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	81,770,461		117,505,784
Loss Per Share [Abstract]
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0	$ 0
Class A Ordinary Shares [Member]
Loss Per Share [Abstract]
Number of shares issued to share depositary bank to settle share incentive awards (in shares)	7,000,000		2,000,000
Consideration received for this issuance shares issued to share depositary bank	$ 0		$ 0
Settlement of share incentives with shares held by depositary bank (in shares)	6,257,679		2,807,447
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	50,245,808		51,828,665
RSAs/RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	8,896,838		9,994,971
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	22,627,815		55,682,148